TRADE ACCOUNTS RECEIVABLE - Rollforward of the expected credit losses (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Rollforward of the expected credit losses
Opening balance	R$ (34,763)	R$ (41,889)
Additions	(5,228)	(2,547)
Reversals	3,576	3,184
Write-offs	12,355	7,078
Exchange rate variation	2,951	(589)
Closing balance	R$ (21,109)	R$ (34,763)